Settlement Payable (Tables)	12 Months Ended
Dec. 31, 2012
Settlement Payable [Abstract]
Settlement of legal dispute net
Total settlement payable, as of December 31, 2012	$150,000

Current portion of settlement payable	75,000

Settlement payable, net of current portion	$75,000

Summary of maturity of the settlement payable
2013	$75,000
2014	75,000

$150,000